Financial instruments and financial risk factors - Schedule of future cash outflows for derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 24,684	$ 26,163
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	14,879	26,163
Mandatorily measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	9,805	0
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	5,136	1,718
Within one year | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	3,324	1,718
Within one year | Mandatorily measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,812	0
1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	3,077	5,136
1 to 2 years | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,068	5,136
1 to 2 years | Mandatorily measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	2,009	0
2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,743	3,077
2 to 3 years | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	658	3,077
2 to 3 years | Mandatorily measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,085	0
3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	3,696	1,743
3 to 4 years | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	3,696	1,743
3 to 4 years | Mandatorily measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,555	3,696
4 to 5 years | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	225	3,696
4 to 5 years | Mandatorily measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,330	0
5 to 10 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	7,514	8,307
5 to 10 years | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	4,443	8,307
5 to 10 years | Mandatorily measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	3,071	0
Over 10 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,963	2,486
Over 10 years | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,465	2,486
Over 10 years | Mandatorily measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 498	$ 0